FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Disclosure of foreign currency risk (Details) - USD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	$ 263	$ 218
Convertible Notes	0	17,212
Amounts held in Rand [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	192	100
Accounts receivable	439	140
Accounts payable	1,686	636
Amounts held in USD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	5,729	1,189
Loan Payable	9,089	19,337
Convertible Notes	$ 18,716	$ 17,212